Inventories, Net - Schedule of Inventories, Net (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Inventories, Net [Abstract]
Goods in transit	$ 773,436	$ 599,563	$ 896,791
Inventories	9,020,519	6,992,650	7,472,866
Less: Allowance for inventories write-down	(796,632)	(617,544)	(791,609)
Inventories, net	$ 8,997,323	$ 6,974,669	$ 7,578,048